UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928

13F File Number: 28-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100

Signature, Place and Date of Signing:


/s/ Alan Fournier              Chatham, New Jersey             May 14, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $427,628
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 28-10536 Pennant Offshore Partners, Ltd.

2. 28-10768 Pennant Onshore Qualified, LP

3. 28-10746 Pennant General Partner, LLC

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2004
    COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6     COLUMN 7          COLUMN 8

                                                VALUE        SHRS OR    SH/  PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS      CUSIP     (X$1000)     PRN AMT    PRN  CALL    DISCRETION    MANAGERS   SOLE     SHARED  NONE
Accredited Home
  Lenders Hld
  Co.             Common Stock     00437P107    15,760      400,000  0   0    0    Shared-Defined  1,2,3               400,000  0
Aetna Inc.        Common Stock     00817Y108     7,178       80,000  0   0    0    Shared-Defined  1,2,3                80,000  0
Agere Systems
  Inc. - CL A     Common Stock A   00845V100     1,124      350,000  0   0    0    Shared-Defined  1,2,3               350,000  0
Alleghany
  Corporation     Common Stock     017175100     7,643       30,906  0   0    0    Shared-Defined  1,2,3                30,906  0
American Safety
  Insurance
  Holdings, Ltd   Common Stock     g02995101     4,368      300,000  0   0    0    Shared-Defined  1,2,3               300,000  0
Ashland Inc.      Common Stock     044204105    14,040      302,000  0   0    0    Shared-Defined  1,2,3               302,000  0
BMC Software,
  Inc.            Common Stock     055921100     7,018      359,000  0   0    0    Shared-Defined  1,2,3               359,000  0
Banta
  Corporation     Common Stock     066821109    20,275      438,000  0   0    0    Shared-Defined  1,2,3               438,000  0
Boca Resorts
  Inc.            Common Stock     09688T106     5,933      340,000  0   0    0    Shared-Defined  1,2,3               340,000  0
Boise Cascade
  Corporation     Common Stock     097383103    11,781      340,000  0   0    0    Shared-Defined  1,2,3               340,000  0
Brunswick Corp    Common Stock     117043109     5,430      133,000  0   0    0    Shared-Defined  1,2,3               133,000  0
CIT Group Inc.    Common Stock     125581108     6,583      173,000  0   0    0    Shared-Defined  1,2,3               173,000  0
CNA Financial
  Corporation     Common Stock     126117100     6,256      227,000  0   0    0    Shared-Defined  1,2,3               227,000  0
Celanese AG       Common Stock     D1497A101     2,274       56,000  0   0    0    Shared-Defined  1,2,3                56,000  0
Cleveland-
  Cliffs Inc.     Common Stock     185896107    16,685      255,000  0   0    0    Shared-Defined  1,2,3               255,000  0
Commscope Inc.    Common Stock     203372107     8,991      540,000  0   0    0    Shared-Defined  1,2,3               540,000  0
Conseco Inc.      Common Stock     208464883     9,032      390,000  0   0    0    Shared-Defined  1,2,3               390,000  0
Consol Energy
  Inc.            Common Stock     20854P109     1,072       40,000  0   0    0    Shared-Defined  3                    40,000  0
Crown Holdings,
  Inc             Common Stock     228368106     4,660      500,000  0   0    0    Shared-Defined  1,2,3               500,000  0
Denbury
  Resources
  Incorporated    Common Stock     247916208     9,273      550,000  0   0    0    Shared-Defined  1,2,3               550,000  0
Devon Energy
  Corp.           Common Stock     25179m103     8,723      150,000  0   0    0    Shared-Defined  1,2,3               150,000  0
Enterasys
  Networks Inc.   Common Stock     293637104     1,265      500,000  0   0    0    Shared-Defined  1,2,3               500,000  0
Federal Home
  Loan Mortgage
  Company         Common Stock     313400301    14,942      253,000  0   0    0    Shared-Defined  1,2,3               253,000  0
Frontier Oil
  Corporation     Common Stock     35914P105     3,876      200,000  0   0    0    Shared-Defined  1,2,3               200,000  0
Gentiva Health
  Services Inc.   Common Stock     37247A102     1,193       77,000  0   0    0    Shared-Defined  1,2,3                77,000  0
Global SantaFe
  Corporation     Common Stock     g3930e101    10,136      365,000  0   0    0    Shared-Defined  1,2,3               365,000  0
Group 1
  Software,
  Inc.            Common Stock     39943y103     5,726      350,000  0   0    0    Shared-Defined  1,2,3               350,000  0
Handleman Co.     Common Stock     410252100    24,333    1,016,400  0   0    0    Shared-Defined  1,2,3             1,016,400  0
Inamed Corp.      Common Stock     453235103     6,500      122,000  0   0    0    Shared-Defined  1,2,3               122,000  0
Joy Global Inc.   Common Stock     481165108    11,896      424,098  0   0    0    Shared-Defined  1,2,3               424,098  0
Kadant Inc.       Common Stock     48282T104    11,067      530,800  0   0    0    Shared-Defined  1,2,3               530,800  0
McDermott Intl
  Inc.            Common Stock     580037109     8,390    1,000,000  0   0    0    Shared-Defined  1,2,3             1,000,000  0
Metal
  Management
  Inc.            Common Stock     591097209       482       13,150  0   0    0    Shared-Defined  1,2,3                13,150  0
New Frontier
  Media, Inc.     Common Stock     644398109     4,921      635,000  0   0    0    Shared-Defined  1,2,3               635,000  0
Old Republic
  International
  Corp            Common Stock     680223104     8,847      360,200  0   0    0    Shared-Defined  1,2,3               360,200  0
Owens-Illinois
  Incorporated    Common Stock     690768403     1,682      120,000  0   0    0    Shared-Defined  1,2,3               120,000  0
Praecis
  Pharmaceu-
  ticals          Common Stock     739421105     5,615      950,000  0   0    0    Shared-Defined  1,2,3               950,000  0
R.R. Donnelley
  & Sons
  Company         Common Stock     257867101    10,467      346,000  0   0    0    Shared-Defined  1,2,3               346,000  0
RADVision Ltd     Common Stock     M81869105     5,107      399,000  0   0    0    Shared-Defined  1,2,3               399,000  0
Rinker Group
  Ltd             Common Stock     76687m101    15,408      290,000  0   0    0    Shared-Defined  1,2,3               290,000  0
Sappi LTD         Common Stock     803069202     6,918      506,800  0   0    0    Shared-Defined  1,2,3               506,800  0
Saxon Capital     Common Stock     80556P302    17,382      612,034  0   0    0    Shared-Defined  1,2,3               612,034  0
Tommy Hilfiger
  Corporation     Common Stock     g8915z102     7,990      470,000  0   0    0    Shared-Defined  1,2,3               470,000  0
USG Corporation   Common Stock     903293405     1,749      100,000  0   0    0    Shared-Defined  1,2,3               100,000  0
United States
  Steel Corp.     Common Stock     912909108    27,953      750,000  0   0    0    Shared-Defined  1,2,3               750,000  0
Universal
  Stainless &
  Alloy
  Products        Common Stock     913837100     6,138      623,190  0   0    0    Shared-Defined  1,2,3               623,190  0
Viad Corp         Common Stock     92552R109    11,795      488,000  0   0    0    Shared-Defined  1,2,3               488,000  0
W.R. Grace &
  Company         Common Stock     38388f108       718      230,000  0   0    0    Shared-Defined  1,2,3               230,000  0
Washington
  Group Intl.     Common Stock     938862208    21,033      573,900  0   0    0    Shared-Defined  1,2,3               573,900  0
Total:                                         427,628

03461.0004 #484081